Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
ASSETS
Cash and cash equivalents	$ 2,796,089	$ 9,278,443	$ 3,629,886
Restricted cash		91,169	90,404
Accounts receivable, net of allowances	83,708	55,794	81,036
Inventories	47,130	44,224
Other current assets	134,644	528,045	104,014
Total current assets	3,061,571	9,997,675	3,905,340
Property and equipment, net	736,447	669,580	559,241
Intangible assets, net	406,320	354,854	311,965
Deposits and other assets	19,744	9,358
Total assets	4,224,082	11,031,467	4,776,546
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	723,635	506,887	823,653
Accrued compensation and related expenses	553,192	402,746	312,002
Current portion of convertible debentures payable, net of discount	795,044	1,979,402	200,000
Line of credit and accrued interest		90,388	90,388
Current portion of related party notes payable	96,000	102,000	150,000
Derivative liabilities	47,344	156,497	334,363
Total current liabilities	2,215,215	3,237,920	1,910,406
Related party notes payable and accrued interest, net of current portion	1,387,994	1,423,412	1,478,256
Convertible debentures payable, net of current portion and discount		421,726	2,302,459
Total liabilities	3,603,209	5,083,058	5,691,121
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 2,500,000 shares authorized, none issued and outstanding
Common stock	28,283	27,505	8,137
Additional paid-in capital	58,852,206	58,016,991	45,021,097
Accumulated deficit	(58,259,616)	(52,096,087)	(45,943,809)
Total stockholders' equity (deficit)	620,873	5,948,409	(914,575)
Total liabilities and stockholders' equity (deficit)	$ 4,224,082	$ 11,031,467	$ 4,776,546